Long-Term Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt and Other Financing Arrangements	Long-Term Debt and Other Financing Arrangements
The following is a summary of the Company’s long-term indebtedness as of:

	December 31, 2021	December 31, 2020
Term note payable to SVB, maturing on April 1, 2024	$14,000	$10,000
Financed insurance premium	2,534	320
Small Business Administration Paycheck Protection Program note payable, maturing on April 22, 2022	—	2,075
Total debt	16,534	12,395
Less: current portion	(8,534)	(2,024)
Less: debt discount and debt issuance costs	(7)	(191)
Total long-term debt, net	$7,993	$10,180
Term Note
On April 22, 2020, the Company amended its term note (the "Term Note") with Silicon Valley Bank (“SVB”), which allowed the Company to borrow an additional $1,000 at closing, extended the interest-only period through April 30, 2021, and modified the interest rate to be the greater of the bank’s prime rate plus 4.50%, or 7.50%. As a result of this amendment, the Company recorded a loss on extinguishment of debt of $172 in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2020. The amendment also included a provision to further extend the interest-only period through October 31, 2021 and allow the Company to borrow an additional $2,000 if it achieved a specified gross profit milestone for the year ended December 31, 2020. On September 22, 2020, the Company further amended the Term Note to change the repayment term from 36 consecutive equal monthly payments of principal to 30 consecutive equal monthly payments of principal beginning on November 1, 2021 and modified the interest rate to the greater of the bank’s prime rate plus 3.50%, or 6.50%. The Company achieved its gross profit milestone and borrowed $2,000 in December 2020. The Term Note matures on April 1, 2024 and is cross defaulted with the financial covenants in the original loan and security agreement ("Original LSA") and the related amended and restated loan and security agreement ("the A&R LSA"). On May 25, 2021, the Company further amended the A&R LSA to, among other things, borrow an additional $5,000 under the Term Note. As a result of this amendment, the Company recorded a loss on extinguishment of debt of $182 recorded in Other income (expense), net. On November 15, 2021, the Company further amended the A&R LSA to change the deadline of the requirement to agree to terms with SVB on a 2021 EBITDA covenant from November 15, 2021 to December 15, 2021. As of December 31, 2021, the Company was in compliance with all applicable debt covenants.
The Company believes that the fair value of the Term Note approximates the recorded amount as of December 31, 2021, as the interest rates on the long-term debt are variable and the rates are based on market interest rates (bank's prime rate) after consideration of default and credit risk (using Level 2 inputs).
Future Aggregate Maturities
As of December 31, 2021, future aggregate maturities of Term Notes and Financed Insurance Premium payables were as follows:

Years Ending December 31,	Amount
2022	$8,534
2023	6,000
2024	2,000
Total	$16,534
Financed Insurance Premium
During the year ended December 31, 2021, the Company renewed its corporate liability policies and entered into several new short-term commercial premium finance agreements with AFCO Credit Corporation totaling $4,699 to be paid in ten equal monthly payments, all of which accrue interest at a rate of 3.59%. As of December 31, 2021, the remaining principal balance on the financed insurance premium was $2,534.
Paycheck Protection Program Loan
In April 2020, the Company received proceeds from the Small Business Administration Paycheck Protection Program (‘‘PPP’’) in the amount of $2,075, with SVB as lender for the loan (the ‘‘PPP Loan’’), under the Federal Coronavirus Aid, Relief, and Economic Security Act (the ‘‘CARES Act’’).
Under the terms of the PPP Loan, interest accrued on the outstanding principal at a rate of 1.0% per annum. The term of the PPP Loan was two years, unless payment was required in connection with an event of default under the PPP Loan.
On June 15, 2021, the Company received forgiveness for the PPP Loan for the full amount of $2,075 of principal and $24 in interest. As a result of the PPP Loan being forgiven, the Company recognized a $2,098 gain on the consolidated statements of operations and comprehensive loss for year ended December 31, 2021.
Line of Credit
As of December 31, 2021, the Company's line of credit (the "SVB Revolver") had a maximum borrowing capacity of $17,500 and a maturity date of April 22, 2024. The SVB Revolver is an asset based lending facility subject to borrowing base capacity which is limited by borrowing base calculations based on the sum of specified percentages of eligible accounts receivable and eligible inventory. As of December 31, 2021, the SVB Revolver bore interest at an annual rate equal to (i) the greater of the bank’s prime rate plus 0.75% or 5.50% when the streamline period is in effect and (ii) the greater of the bank’s prime rate plus 1.25% or 6.00% at all other times. Each streamline period commences the first day of the month following a written report of the Company’s liquidity and ends the first day after the Company fails to maintain a required cash and cash availability streamline threshold, provided no event of default has occurred and is continuing. If an event of default has occurred and is continuing, SVB may maintain the Company’s streamline status at its discretion. The required cash and cash availability streamline threshold was $8,000 as of December 31, 2021 and $7,000 as of December 31, 2020, and the Company was within a streamline period as of both December 31, 2021 and December 31, 2020. Draws against the line of credit were $0 and $9,700 as of December 31, 2021 and December 31, 2020, respectively. On March 10, 2021, the Company amended the A&R LSA to waive any rights and remedies against the Company with respect to the existing default for the 12 months ended December 31, 2020. The amendment also set forth three new financial covenants, including a requirement to maintain cash and cash availability of at least $6,000 as of the last day of each month beginning on March 31, 2021, a requirement to complete a qualifying liquidity event with aggregate new net proceeds of at least $50,000 in cash on or before May 31, 2021 ("Liquidity Event"), and a requirement to agree to terms with SVB on a 2021 EBITDA covenant no later than July 15, 2021. On May 14, 2021 the Company further amended the A&R LSA to, among other things, reduce the minimum cash and cash availability threshold to $5,000 and change the timing of the required Liquidity Event from May 31, 2021 to July 31, 2021. On May 25, 2021, the Company further amended the A&R LSA to, among other things, increase the SVB Revolver borrowing capacity from $12,500 to $17,500, extend the SVB Revolver maturity date from April 22, 2022 to April 22, 2024, and increase the required cash and cash availability streamline threshold from $7,000 to $8,000, and change the deadline of the requirement to agree to terms with SVB on a 2021 EBITDA covenant from July 15, 2021 to August 15, 2021. Upon consummation of the merger on July 15, 2021, the Company completed the Liquidity Event. On August 12, 2021, the Company further amended the A&R LSA to change the deadline of the requirement to agree to terms with SVB on a 2021 EBITDA covenant from August 15, 2021 to September 30, 2021. On September 20, 2021, the Company further amended the A&R LSA of the requirement to agree to terms with SVB on a 2021 EBITDA covenant from September 30, 2021 to November 15, 2021. On December 13, 2021, the Company further amended the A&R LSA to postpone the requirement of an annual inventory appraisal for the calendar year 2021 through February 28, 2022. Additionally, the amendment changes the deadline of the requirement to meet EBITDA covenants to January 31, 2022. As of December 31, 2021, the Company was in compliance with all applicable debt covenants.